INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (11,210,959)		¥ (7,738,986)
Intangible assets, net	25,742,411		20,296,727		$ 3,956,536
Amortization of intangible assets	3,481,991	$ 535,172	3,202,787	¥ 2,223,458
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,260,160		3,071,480
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 33,693,210		¥ 24,964,233